Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Unsettled Purchased Foreign Currency Forward Contracts

As of September 30, 2014 and December 31, 2013, we had the following unsettled purchased foreign currency forward contracts that were entered into to hedge our operational exposure to foreign currency movements (in thousands, except for average contract rates):

September 30, 2014 Outstanding Notional Amount
Buy Currency	Sell Currency	Foreign Amount	USD Amount	Average Contract Rate
US Dollar	Australian Dollar	6,950	$6,195	0.8914
Euro	US Dollar	22,750	30,323	1.3329
British Pound Sterling	US Dollar	21,950	36,239	1.6510
Indian Rupee	US Dollar	1,074,000	16,680	0.0155
Polish Zloty	US Dollar	193,800	61,376	0.3167

December 31, 2013 Outstanding Notional Amount
Buy Currency	Sell Currency	Foreign Amount	USD Amount	Average Contract Rate
US Dollar	Australian Dollar	5,625	$5,041	0.8962
Australian Dollar	US Dollar	975	996	1.0215
Euro	US Dollar	12,800	16,624	1.2988
British Pound Sterling	US Dollar	18,450	28,908	1.5668
Indian Rupee	US Dollar	1,174,000	18,593	0.0158
Polish Zloty	US Dollar	170,400	52,748	0.3096

As of December 31, 2013 and 2012, we had the following unsettled purchased foreign currency forward contracts that were entered into to hedge our operational exposure to foreign currency movements:

December 31, 2013 Outstanding Notional Amount
Buy Currency	Sell Currency	Foreign Amount	USD Amount	Average Contract Rate
(Amounts in thousands, excluding average contract rates)
US Dollar	Australian Dollar	5,625	$5,041	0.8962
Australian Dollar	US Dollar	975	996	1.0215
Euro	US Dollar	12,800	16,624	1.2988
British Pound Sterling	US Dollar	18,450	28,908	1.5668
Indian Rupee	US Dollar	1,174,000	18,593	0.0158
Polish Zloty	US Dollar	170,400	52,748	0.3096

December 31, 2012 Outstanding Notional Amount
Buy Currency	Sell Currency	Foreign Amount	USD Amount	Average Contract Rate
(Amounts in thousands, excluding average contract rates)
Australian Dollar	US Dollar	4,400	$4,433	1.0074
Euro	US Dollar	20,005	26,168	1.3081
British Pound Sterling	US Dollar	15,850	25,418	1.6036
Indian Rupee	US Dollar	1,236,000	21,899	0.0177
Polish Zloty	US Dollar	158,450	48,503	0.3061

Schedule of Outstanding and Matured Interest Rate Swaps

The table below sets forth the remaining two interest rate swaps which matured on September 30, 2014.

Notional Amount	Interest Rate Received	Interest Rate Paid	Effective Date	Maturity Date
$400 million	1 month LIBOR	2.03%	July 29, 2011	September 30, 2014
$350 million	1 month LIBOR	2.51%	April 30, 2012	September 30, 2014

$750 million

The table below includes the outstanding and matured interest rate swaps relevant to the years ended December 31, 2013, 2012 and 2011:

	Notional Amount	Interest Rate Received	Interest Rate Paid	Effective Date	Maturity Date
Outstanding:	$400 million	1 month LIBOR	2.03%	July 29, 2011	September 30, 2014
	$350 million	1 month LIBOR	2.51%	April 30, 2012	September 30, 2014

	$750 million

Matured:	$800 million	3 month LIBOR	5.04%	April 30, 2007	April 30, 2012
	$350 million	3 month LIBOR	4.99%	April 30, 2007	April 30, 2011
	$125 million	3 month LIBOR	5.04%	April 30, 2007	April 28, 2011
	$125 million	3 month LIBOR	5.03%	April 30, 2007	April 28, 2011

	$1,400 million

Schedule of Estimated Fair Values of Derivatives Designated as Hedging Instruments

The estimated fair values of our derivatives designated as hedging instruments as of September 30, 2014 and December 31, 2013 are as follows (in thousands):

	Derivative Assets (Liabilities)
	Balance Sheet Location	Fair Value as of
Derivatives designated as hedging instruments		September 30, 2014	December 31, 2013
Foreign exchange contracts	Prepaid expenses	$—	$5,374
	Other accrued liabilities	$(4,079)	$—

The estimated fair values of our derivatives designated as hedging instruments as of December 31, 2013 and 2012 are provided below:

	Derivative Assets (Liabilities)
Derivatives designated as hedging instruments	Balance Sheet Location	Fair Value as of December 31,
		2013	2012
		(Amounts in thousands)
Foreign exchange contracts	Prepaid expenses	$5,374	$2,568
Interest rate swaps	Other accrued liabilities	—	(15,111)
	Other noncurrent liabilities	—	(10,461)

Total		$5,374	$(23,004)

Schedule of Effects of Derivative Instruments Net of Taxes on Other Comprehensive Income (Loss)

The effects of derivative instruments, net of taxes, on other comprehensive income (loss) (“OCI”) for the three and nine months ended September 30, 2014 and 2013 are as follows (in thousands):

	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)
Derivatives in Cash Flow Hedging Relationships	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Foreign exchange contracts	$(3,799)	$2,752	$(3,181)	$564

		Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivatives in Cash Flow Hedging Relationships	Income Statement Location	Three Months Ended September 30,		Nine Months Ended September 30,
		2014	2013	2014	2013
Foreign exchange contracts	Cost of revenue	$646	$(370)	$4,242	$685

The effects of derivative instruments, net of taxes, on other comprehensive income (loss) (“OCI”) for the years ended December 31, 2013, 2012 and 2011 are provided below:

		Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)
Derivatives in Cash Flow Hedging Relationships		Year Ended December 31,
		2013	2012	2011
		(Amounts in thousands)
Foreign exchange contracts		$2,999	$4,593	$(577)
Interest rate swaps		—	(3,924)	(24,092)

Total		$2,999	$669	$(24,669)

		Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivatives in Cash Flow Hedging Relationships		Year Ended December 31,
	Location	2013	2012	2011
		(Amounts in thousands)
Foreign exchange contracts	Cost of revenue	$915	$(2,890)	$8,508
Interest rate swaps	Interest expense	—	(15,906)	(29,250)

Total		$915	$(18,796)	$(20,742)